Non-controlling interest	12 Months Ended
Dec. 31, 2021
Statement of changes in equity [abstract]
Non-controlling interests	Non-controlling interest
The following is a continuity schedule of the Company's non-controlling interests:

	Fekola	Masbate	Otjikoto	Other	Total
	$	$	$	$	$

Balance at December 31, 2019	30,429	16,189	13,877	914	61,409
Share of net income (loss)	35,742	113	9,856	(1,361)	44,350
Interest on loan to non-controlling interest	(3,082)	—	—	—	(3,082)
Distributions to non-controlling interest	(11,097)	—	(3,143)	—	(14,240)
Other	—	—	137	—	137
Balance at December 31, 2020	51,992	16,302	20,727	(447)	88,574

Share of net income	32,292	351	7,641	476	40,760
Interest on loan to non-controlling interest	(3,184)	—	—	—	(3,184)
Distributions to non-controlling interest	(22,011)	—	(9,142)	—	(31,153)
Repayment of loan by non-controlling interest	—	—	5,312	—	5,312
Purchase of non-controlling interest	—	—	—	1,099	1,099
Non-controlling interest associated with mineral properties sold (Note 8)	—	—	—	(1,084)	(1,084)
Other	—	—	389	—	389
Balance at December 31, 2021	59,089	16,653	24,927	44	100,713

As at December 31, 2020, there was $5 million due to the State of Mali for their share of dividends declared by Fekola (Note 17). This amount was included in other current liabilities in the Consolidated Balance Sheets at December 31, 2020 and paid during the year ended December 31, 2021.